Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Allowance for Credit Losses for Installment Loans (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for credit losses	¥ 9,989	¥ 7,319
Total charge-offs	8,471	6,620
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	3,659	608
Purchased loans | Financial asset acquired with credit deterioration
Financing Receivable, Allowance for Credit Losses [Line Items]
Total charge-offs	¥ 3,633	¥ 597